S000019857 [Member] Expense Example - Columbia Variable Portfolio - Dividend Opportunity Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,118
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	965
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	$ 1,258